Related Party Transactions (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Salaries and consulting fees	$ 638,067	$ 875,058	$ 577,774
Share-based compensation	13,043	70,040	60,929
Stock option expense	6,536	64,436	144,639
Total	$ 657,646	$ 1,009,534	$ 783,342